Summary of material accounting policies - Research and Development Tax Incentive (Details) $ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of summary of significant accounting policies
Research and development tax incentive income	$ 859		$ 3,506	$ 0
Tax incentive income, current			1,200	1,100	$ 1,200
Tax incentive income			$ 0	$ 0
Aggregated Turnover of A$20.0 Million or More | Bottom of range
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover		$ 20.0
Percentage of research and development to receive a refundable tax offset	8.50%	8.50%
Aggregated Turnover of A$20.0 Million or More | Top of range
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset	16.50%	16.50%
Aggregated Turnover Below A$20.0 Millions
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset	18.50%	18.50%
Aggregated Turnover Below A$20.0 Millions | Top of range
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover		$ 20.0